UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

                                    811-22069
                        ---------------------------------
                       Investment Company Act file number

                      UST Global Private Markets Fund, LLC
                ------------------------------------------------
               (Exact name of registrant as specified in charter)

                               100 Federal Street
                                Boston, MA 02110
               ---------------------------------------------------
               (Address of principal executive offices) (Zip code)

                      Bank of America Capital Advisors, LLC
                                100 Federal Street
                                 Boston, MA 02110
                     --------------------------------------
                     (Name and address of agent for Service)

Registrant's telephone number, including area code: (800) 647-6972
                                                    --------------
Date of fiscal year end: 3/31/2008
                        ----------
Date of reporting period: 9/30/2007
                         -----------

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. Section 3507.

ITEM  1.  REPORTS TO STOCKHOLDERS.
----------------------------------

UST Global Private Markets Fund, LLC (the "Fund") was formed on February 2,2007. The Fund expects the initial closing date for subscriptions to occur on December 31, 2007.

As of September 30, 2007, David Bailin is the organizational member of the Registrant but shall withdraw from the Registrant immediately upon commencement of operations of the Registrant.


ITEM 2.   CODE OF ETHICS.
-------------------------

Not applicable for semi-annual reports


ITEM 3.  AUDIT COMMITTEE FINANCIAL EXPERT.
------------------------------------------

Not applicable for semi-annual reports


ITEM 4.  PRINCIPAL ACCOUNTANT FEES AND SERVICES.
------------------------------------------------

Not applicable for semi-annual reports



ITEM  5.  AUDIT COMMITTEE OF LISTED REGISTRANTS.
------------------------------------------------

Not applicable.


ITEM  6.  SCHEDULE OF INVESTMENTS.
----------------------------------

Not applicable.  See Item 1 of this form.


ITEM  7.  DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END
---------------------------------------------------------------------------
MANAGEMENT INVESTMENT COMPANIES.
--------------------------------

Not applicable for semi-annual reports


ITEM  8.  PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES
--------------------------------------------------------------------------

Not applicable for semi-annual reports


ITEM  9. PURCHASE OF EQUITY SECURITIES BY CLOSE-END MANAGEMENT INVESTMENT
--------------------------------------------------------------------------
COMPANY AND AFFILIATED PURCHASERS.
----------------------------------

Not applicable.


ITEM  10.  SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.
--------------------------------------------------------------

There have been no material changes to the procedures by which members may recommend nominees to the Registrant's board of managers that would require disclosure.


ITEM 11.  CONTROLS AND PROCEDURES.
----------------------------------

(a) The Registrant's Principal Executive Officer and Principal Financial Officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act")) were effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the effectiveness of the Registrant's disclosure controls and procedures, as required by Rule 30a-3(b) of the 1940 Act.

(b) There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.


ITEM 12.  EXHIBITS.
-------------------

(a)(1)     Not applicable for semi-annual reports

(a)(2) Separate certifications for the Registrant's Principal Executive Officer and Principal Financial Officer, as required by Rule 30a-2(a) under the 1940 Act are filed herewith.

(a) (3)    Not applicable

(b)        Not applicable


SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) UST Global Private Markets Fund, LLC
             ----------------------------------------------
 By (Signature and Title) /s/ James D. Bowden
                        --------------------------
                              James D. Bowden, Principal Executive Officer
Date December 10, 2007
     -----------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) UST Global Private Markets Fund, LLC
             ----------------------------------------------
By (Signature and Title) /s/ Steven L. Suss
                        ------------------------
                             Steven L. Suss, Principal Financial Officer
Date December 10, 2007
     -----------------